Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Operating Leases of Lessee Disclosure

The rental expenses and sub-lease income is as follows:

	As of March 31,
	2017		2018		2019		2019
	(In millions)
The total minimum lease expense during the year recognized in the consolidated statement of income	Rs.	11,548.5	Rs.	12,311.3	Rs.	12,700.8	US$	183.6

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments as of March 31, 2019 were as follows:

Year ending March 31,	Payments
	(In millions)
2020	Rs.	10,538.6	US$	152.4
2021		9,921.4		143.5
2022		9,100.7		131.6
2023		8,137.3		117.7
2024		7,104.2		102.7
Thereafter		41,090.6		594.1

Total	Rs.	85,892.8	US$	1,242.0

Movement in Provision for Reward Points

The movement in provision for credit card and debit card reward points as of March 31, 2018 and March 31, 2019 is as follows:

	As of March 31,
	2018		2019		2019
	(In millions)
Opening provision of reward points	Rs.	4,312.4	Rs.	4,711.2	US$	68.1
Provision made during the year		2,650.9		3,747.3		54.2
Utilization/write back of provision		(2,220.7)		(2,555.9)		(37.0)
Effect of change in rate of accrual of reward points		1.3		91.5		1.3
Effect of change in cost of reward points		(32.7)		36.8		0.5

Closing provision of reward points	Rs.	4,711.2	Rs.	6,030.9	US$	87.1